Fair Value Measurement - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost of sales	$ 4,690.7	$ 3,394.3	$ 2,566.5
Gain (loss) on asset sales and impairments	(60.8)	(58.7)	(76.3)
General and administrative	1,027.5	625.3	353.1
Research and development	616.9	402.5	306.6
Contingent consideration	214.7	363.1
U.S. [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent payments		127.0
Actavis Group [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	329.1
Uteron Pharma, SA [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	43.4
License Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	146.1
Contingent Consideration Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost of sales	7.2	4.9
Gain (loss) on asset sales and impairments		(27.5)
General and administrative	1.4	0.6
Research and development	1.1	0.7
Contingent obligation transferred	(342.7)
Contingent Consideration Obligations [Member] | Actavis Group [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent obligation transferred	(335.8)
Contingent Consideration Obligations [Member] | Specifar Acquisition [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent obligation transferred	$ (6.9)